Equity Transactions (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, beginning	$ 116.41
Number of shares, granted	1,500
Weighted average exercise price, granted	$ 1.58
Weighted average exercise price, ending		$ 116.41
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, beginning	960,098	193,203	77,703
Weighted average exercise price, beginning	$ 35.02	$ 140.30	$ 206.00
Weighted average remaining life (Years)	4 years 2 months 12 days	4 years 1 month 6 days	4 years	4 years
Aggregate intrinsic value, outstanding at beginning			$ 18,318,954
Number of shares, granted	6,967,300	1,018,210	175,500
Number of shares, canceled	(25,001)
Weighted average grant date fair value per share, canceled	$ 150.00
Weighted average exercise price, granted	$ 2.50	$ 16.54	$ 131.40
Weighted average remaining life (Years), granted	5 years	4 years 9 months 18 days	5 years
Number of shares, exercised		(250,297)	(60,000)
Weighted average exercise price, exercised		$ 15.31	$ 100.00
Number of shares, expired	(360)	(1,018)
Weighted average exercise price, expired		$ 218.81
Number of shares, ending	7,902,037	960,098	193,203	77,703
Weighted average exercise price, ending	$ 5.82	$ 35.02	$ 140.30	$ 206.00
Aggregate intrinsic value, outstanding at ending				$ 18,318,954
Weighted average exercise price, expired	$ 1,250.00